NOTE 6 - INTANGIBLE ASSETS - Estimated Amortization Expense (Details) - USD ($)	May 31, 2023	Aug. 31, 2022	May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months		$ 2,721,267	$ 2,760,402
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Two	$ 752,870	$ 1,277,538